Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 1,004		$ 964
Ordinary shares, par value		0.1		0.1
Ordinary shares, authorized	19,950,000	19,950,000	19,950,000	19,950,000
Ordinary shares, issued	9,948,948	9,948,948	9,907,948	9,907,948
Ordinary shares, outstanding	9,948,948	9,948,948	9,907,948	9,907,948
Treasury stock, shares	607,956	607,956	607,956	607,956